Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Transactions
41.	RELATED PARTY TRANSACTIONS
Related parties of the Group as of December 31, 2020 and 2021, and assets and liabilities recognized, guarantees and commitments, major transactions with related parties and compensation to key management for the years ended December 31, 2020 and 2021 are as follows. Please refer to Note 13 for the details of joint ventures and associates.

(1)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related parties		Account title	December 31, 2020	December 31, 2021
Associates	W Service Networks Co., Ltd.	Loans	21	20
		Deposits due to customers	2,183	2,832
		Accrued expenses	6	6
		Other liabilities	459	425
	Korea Credit Bureau Co., Ltd.	Loans	1	2

		Deposits due to customers	2,311	1,557
		Other liabilities	5	—
	Korea Finance Security Co., Ltd.	Loans	3,440	3,425
		Allowance for credit losses	(6)	(6)

		Deposits due to customers	1,927	1,887
		Other liabilities	1	2
	Chin Hung International Inc.	Loans	257	—
		Allowance for credit losses	(3)	—

		Deposits due to customers	8,715	—
		Other liabilities	171	—
	LOTTE CARD Co. Ltd.	Loans	7,500	3,750
		Allowance for credit losses	(77)	(39)
		Other assets	12	10

		Deposits due to customers	2,697	13,482
		Other liabilities	113	91
	K BANK Co., Ltd.	Loans	104	99

		Account receivables	26	29
		Other assets	3,835	—
		Other liabilities	808	84,935

Related parties	Account title	December 31, 2020	December 31, 2021
Well to Sea No.3 Private Equity Fund	Deposits due to customers	4,997	—

Others (*1)	Loans	44,036	73,940
	Allowance for credit losses	(126)	(124)
	Other assets	651	739
	Deposits due to customers	5,831	1,063
	Other liabilities	5	3

(*1)
Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund and etc., as of December 31, 2020 and 2021.

(2)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related parties		Account title	2019	2020	2021
Associates	W Service Network Co., Ltd.	Other income	32	32	30
		Interest expenses	20	13	7
		Fees expenses	448	525	612
		Reversal of allowance for credit losses	(3)	(4)	—
		Other expenses	1,423	2,174	1,878
	Korea Credit Bureau Co., Ltd.	Interest expenses	29	5	4
		Fees expenses	2,608	3,155	3,503
		Other expenses	—	—	68
	Korea Finance Security Co., Ltd.	Interest income	—	70	80
		Interest expenses	9	3	2
		Provision of allowance for credit losses	8	3	1
		Other expenses	112	100	92
	Chin Hung International Inc.	Interest expenses	35	19	—
		Provision (Reversal) of allowance for credit losses	44	(145)	—
	LOTTE CARD Co., Ltd.	Interest income	213	311	196
		Fees income	593	2,748	10,248
		Interest expenses	53	68	462
		Provision (Reversal) of allowance for credit losses	30	171	(59)
	K BANK Co., Ltd.	Fees income	1,468	1,763	1,952
		Fees expenses	—	—	636
	Well to Sea No.3 Private Equity Fund	Interest income	1,774	1,883	—
		Interest expenses	11	5	—
		Reversal of allowance for credit loss	(18)	(55)	—
	Others (*1)(*2)	Interest income	—	—	679
		Fees income	1,281	2,677	5,546
		Dividends income	—	52	—
		Other income	17	16	—
		Interest expenses	55	28	17
		Reversal of allowance for credit loss	(5)	—	(2)

(*1)
Others include Saman Corporation, Woori-Shinyoung
Growth-Cap
Private Equity Fund, Woori Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd. and etc, as of December 31, 2019.

(*2)	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020 and 2021.

(3)	Major loan transactions with related parties for the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2019
Related parties		Beginning balance	Loan	Collection	Ending balance (*)
Associates	W Service Network Co., Ltd.	69	315	361	23
	Korea Credit Bureau Co., Ltd.	7	26	30	3
	Korea Finance Security Co., Ltd.	57	2,426	623	1,860
	Chin Hung International Inc	241	2,338	2,335	244
	LOTTE CARD Co., Ltd.	—	7,500	—	7,500
	K BANK Co., Ltd.	185	2,249	2,293	141
	Well to Sea No. 3 Private Equity Fund	1,857	2,633	—	4,490

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2020
Related parties		Beginning balance	Loan	Collection	Ending balance (*)
Associates	W Service Network Co., Ltd.	23	337	339	21
	Korea Credit Bureau Co., Ltd.	3	17	19	1
	Korea Finance Security Co., Ltd.	1,860	2,133	553	3,440
	LOTTE CARD Co., Ltd.	7,500	—	—	7,500
	K BANK Co., Ltd.	141	1,942	1,979	104
	Well to Sea No. 3 Private Equity Fund	4,490	—	4,490	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2021
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	21	248	249	—	20
	Korea Credit Bureau Co., Ltd.	1	11	10	—	2
	Korea Finance Security Co., Ltd.	3,440	333	348	—	3,425
	LOTTE CARD Co., Ltd.	7,500	—	3,750	—	3,750
	K BANK Co., Ltd.	104	1,769	1,774	—	99
	Godo Kaisha Oceanos 1	44,036	—	—	(1,003)	43,033
	Woori Zip 1	—	13,121	—	(346)	12,775
	Woori Zip 2	—	18,624	—	(492)	18,132

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.
(4)	Details of changes in major deposits due to customers with related parties for the year December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2019
Related parties		Beginning balance	Increase	Decrease	Ending balance (*1)
Associates	Saman Corporation (*2)	2,436	86	—	2,522
	W Service Networks Co., Ltd	1,180	1,460	1,460	1,180
	Chin Hung International Inc	765	400	765	400
	Partner One Value Up I Private Equity Fund	1,403	1,617	1,870	1,150
	Korea Credit Bureau Co., Ltd.	6,000	—	6,000	—
	Korea Finance Security Co., Ltd.	535	25	560	—

(*1)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.
(*2)	Excluded from the related parties due to the loss of significant influence for the year ended December 31, 2019.

		For the year ended December 31, 2020
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,180	1,180	1,180
	Chin Hung International Inc	400	—	400	—
	Partner One Value Up I Private Equity Fund	1,150	1,737	2,024	863
	Korea Credit Bureau Co., Ltd.	—	1,000	—	1,000

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2021
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,180	1,180	1,180
	Partner One Value Up I Private Equity Fund	863	637	1,171	329
	Korea Credit Bureau Co., Ltd.	1,000	—	1,000	—

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

(5)	There are no major borrowing transactions with related parties for the years ended December 31, 2020 and 2021.

(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2020	December 31, 2021	Warranty
Korea Finance Security Co., Ltd.	820	835	Unused loan commitment
Korea Credit Bureau Co., Ltd.	34	33	Unused loan commitment
W Service Network Co., Ltd.	179	180	Unused loan commitment
Chin Hung International Inc.	16,167	—	Unused loan commitment
K BANK Co., Ltd.	196	201	Unused loan commitment
LOTTE CARD Co. Ltd.	500,000	500,000	Unused loan commitment
As of December 31, 2020 and 2021, the recognized payment guarantee provisions are 284 million Won and 93 million Won, respectively, in relation to the guarantees provided to the related parties above.
(7)	Amount of commitments with the related parties

Warrantee	December 31, 2020	December 31, 2021	Warranty
Together-Korea Government Private Pool Private Securities Investment Trust No.3	990,000	—	Securities purchase commitment
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	9,704	4,664	Securities purchase commitment
WooriG Senior Loan General Type Private Investment Trust No.1	53,041	14,284	Securities purchase commitment
Woori Seoul Beltway Private Special Asset Fund No.1	41,393	39,458	Securities purchase commitment
Woori-Shinyoung Growth-Cap Private Equity Fund I	12,799	—	Securities purchase commitment
Woori-Q Corporate Restructuring Private Equity Fund	36,355	11,109	Securities purchase commitment
Union Technology Finance Investment Association	10,500	2,250	Securities purchase commitment
Genesis Eco No.1 Private Equity Fund	—	195	Securities purchase commitment
Genesis Environmental Energy Company 1st Private Equity Fund	916	916	Securities purchase commitment
JC Assurance No.2 Private Equity Fund	1,650	1,351	Securities purchase commitment
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	550	425	Securities purchase commitment
PCC-Woori LP Secondary Fund	2,525	—	Securities purchase commitment
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	—	669	Securities purchase commitment

(8)	Major investment and Recovery transactions
The details of major investment and recovery transactions with related parties for the year ended December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
The same parent company and its associates	Investment and others	Recovery and others
WooriG Public Offering stock 10 securities Investment Trust [Bond mixed] C(F)	1,000	—
WooriG IGIS Securities Investment Trust [Bond] C(F)	1,300	—

	For the year ended December 31, 2021
The same parent company and its associates	Investment and others (*)	Recovery and others (*)
Woori China Mainland Stock Securities Investment Trust	—	568
Woori Long-term government bond securities Investment Trust No.1	2,000	—
Woori New MMF No.3	—	20,105
Woori Multi-Return Securities Investment Trust 1	8,000	—
Woori Multi-Return Securities Investment Trust 2 (Balanced Bond)	8,000	—
Woori Short term Plus Securities Investment Trust	200	—
Woori Smart New Deal 30 Target Conversion Securities Investment trust No.3	200	—
Woori Smart Balance Securities Investment Trust (Stock)	500	—
Woori ACE Public Offering stock Alpha Securities Investment Trust (Bond Mixed)	200	—
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	831	—
WooriG Public Offering stock 10 securities Investment Trust [Bond mixed] C(F)	—	1,064
WooriG IGIS Securities Investment Trust [Bond] C(F)	—	1,306

(*)	Investment and recovery transactions of associates are described in Note 13.(2)

(9)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Short-term employee salaries	13,427	22,778	20,742
Retirement benefit service costs	783	910	815
Share-based compensation	2,494	3,519	6,970

Total	16,704	27,207	28,527

Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries. Outstanding assets from transactions with key management amount to 3,888 million Won and 3,821 million Won, as of December 31, 2020 and 2021 respectively and with respect to the assets, the Group has not recognized any allowance nor related impairment loss due to credit losses. Also, liabilities from transaction with key management amount to 16,915 million Won and 24,861 million Won, respectively, as of December 31, 2020 and 2021.